OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES - Schedule of Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Payroll and related accruals	$ 4,327	$ 2,397
Accrued expenses - agents' commissions	518	84
Accrued expenses	727	731
Royalties to IIA		393
Provision for loss from sale of subsidiary		159
Others		78
Other accounts payable and accrued expenses	$ 5,572	$ 3,842